14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Loan advance from OTLLC	$ 116,295	$ 731,101